UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

Perritt MicroCap Opportunities Fund
Schedule of Investments (Unaudited)		July 31, 2012

Shares	COMMON STOCKS - 93.14%	Value
	Aerospace & Defense - 1.53%
239,300	CPI Aerostructures, Inc. (a)	$2,716,055
220,322	Ducommun, Inc. (a)	2,172,375
		4,888,430
	Auto Parts & Equipment - 0.76%
94,554	Miller Industries, Inc.	1,552,577
427,281	SORL Auto Parts, Inc. (a)	884,472
		2,437,049
	Building Materials - 0.75%
240,000	Insteel Industries, Inc.	2,390,400
		2,390,400
	Business Services - 10.65%
210,000	Barrett Business Services, Inc.	5,485,200
364,000	Datalink Corp. (a)	2,864,680
338,480	GP Strategies Corp. (a)	5,791,393
874,160	Innodata Isogen, Inc. (a)	3,356,774
661,900	Official Payments Holdings, Inc. (a)	2,627,743
590,000	PRGX Global, Inc. (a)	4,484,000
489,500	RCM Technologies, Inc. (a)	2,662,880
171,000	Rentrak Corporation (a)	3,201,120
240,000	The Dolan Media Co. (a)	1,171,200
163,513	Virtusa Corp. (a)	2,477,222
		34,122,212
	Chemical & Related Products - 4.84%
565,000	Aceto Corporation	4,960,700
250,500	KMG Chemicals, Inc.	4,478,940
395,563	Omnova Solutions, Inc. (a)	2,879,699
403,058	Penford Corp. (a)	3,180,128
		15,499,467
	Computers & Electronics - 3.09%
278,750	Astro-Med, Inc.	2,275,994
304,772	Cyberoptics Corp. (a)	2,520,464
580,000	PC-Tel, Inc.	3,572,800
218,139	Rimage Corporation	1,516,066
		9,885,324
	Construction & Engineering - 4.23%
120,000	Argan, Inc.	1,897,200
261,800	Comfort Systems USA, Inc.	2,563,022
395,000	Furmanite Corp. (a)	1,769,600
682,054	Hill International, Inc. (a)	2,653,190
255,000	MFRI, Inc. (a)	1,735,275
296,400	Sterling Construction Company, Inc. (a)	2,943,252
		13,561,539
	Consumer Products - Manufacturing - 5.97%
162,052	Flexsteel Industries	3,466,292
1,000,000	Furniture Brands International, Inc. (a)	1,100,000
700,000	Heelys, Inc.
	(Acquired 5/5/10, Cost $1,603,000) (a)(b)	1,365,000
350,000	Kimball International, Inc.	3,272,500
125,000	Motorcar Parts of America, Inc.
	(Acquired 4/24/2011, Cost $968,750) (a)(b)	556,250
209,500	Motorcar Parts of America, Inc. (a)	932,275
240,096	Orchids Paper Products Co.	4,081,632
100,000	Steinway Musical Instruments, Inc. (a)	2,464,000
150,500	Universal Electronics, Inc. (a)	1,894,795
		19,132,744
	Consumer Services - 2.41%
290,000	Intersections, Inc.	4,129,600
525,000	Stewart Enterprises, Inc. - Class A	3,585,750
		7,715,350
	Electronic Equipment & Instruments - 0.65%
340,000	NAM TAI Electronics, Inc.	2,077,400
		2,077,400
	Energy & Related Services - 8.50%

1,010,000	Cal Dive International, Inc. (a)	1,636,200
75,000	Hornbeck Offshore Services, Inc. (a)	3,176,250
342,911	Matrix Service Co. (a)	3,552,558
130,394	Michael Baker Corp. (a)	3,288,537
150,000	Mitcham Industries, Inc. (a)	2,650,500
500,000	Newpark Resources, Inc. (a)	3,415,000
140,442	PHI, Inc. (a)	3,746,993
405,720	TGC Industries, Inc. (a)	2,831,925
450,000	Union Drilling, Inc. (a)	1,611,000
653,100	Uranium Energy Corp. (a)	1,306,200
		27,215,163
	Environmental Services - 0.70%
2,125,000	Perma-Fix Environmental Services (a)	2,252,500
		2,252,500
	Financial Services - 6.63%
221,813	B of I Holding, Inc. (a)	4,473,968
900,000	Global Cash Access Holdings, Inc. (a)	5,814,000
253,323	Nicholas Financial, Inc.	3,348,930
323,588	SWS Group, Inc. (a)	1,854,159
510,000	U.S. Global Investors, Inc. - Class A	2,402,100
40,000	Virtus Investment Partners, Inc. (a)	3,348,800
		21,241,957
	Food - 3.76%
82,000	Cal-Maine Foods, Inc.	3,093,860
292,000	John B. Sanfilippo & Son, Inc. (a)	4,952,320
500,000	Landec Corp. (a)	3,995,000
		12,041,180
	Insurance - 0.90%
340,350	SeaBright Holdings, Inc.	2,869,151
		2,869,151
	Leisure - 1.92%
66,500	Ascent Media Corp. (a)	3,310,370
1,039,310	Century Casinos, Inc. (a)	2,837,316
		6,147,686
	Medical Supplies & Services - 6.25%
324,108	Addus Homecare Corp. (a)	1,426,075
314,500	Allied Healthcare Products (a)	891,608
89,000	Anika Therapeutics, Inc. (a)	1,081,350
800,000	BioScrip, Inc. (a)	5,088,000
385,000	Cornerstone Therapeutics, Inc. (a)	2,964,500
15,906	Exactech, Inc. (a)	263,244
500,000	Five Star Quality Care, Inc. (a)	1,785,000
2,064,000	Hooper Holmes, Inc. (a)	1,343,664
475,279	Medical Action Industries, Inc. (a)	1,653,971
125,900	The Ensign Group, Inc.	3,531,495
		20,028,907
	Oil & Gas - 2.62%
276,900	Hallador Energy Co.	2,082,288
595,553	Magnum Hunter Resources Corp. (a)	2,263,101
550,000	Vaalco Energy, Inc. (a)	4,031,500
		8,376,889
	Retail - 2.09%
586,000	PC Mall, Inc. (a)	3,351,920
91,223	Rush Enterprises, Inc. (a)	1,224,212
169,755	Systemax, Inc. (a)	2,116,845
		6,692,977
	Semiconductor Related Products - 4.41%
600,000	FSI International, Inc. (a)	2,172,000
383,900	Integrated Silicon Solution, Inc. (a)	3,735,347
450,400	Photronics, Inc. (a)	2,634,840
298,650	Rudolph Technologies, Inc. (a)	2,986,500
430,000	Ultra Clean Holdings, Inc. (a)	2,597,200
		14,125,887
	Software - 3.95%
444,177	American Software, Inc. - Class A	3,580,067
225,000	Clicksoftware Technologies Ltd.	1,694,250
35,000	Computer Task Group, Inc. (a)	521,850
1,880,000	iPass, Inc. (a)	4,286,400
750,000	ModusLink Global Solutions, Inc. (a)	2,565,000

		12,647,567
	Specialty Manufacturing - 10.09%
97,900	AEP Industries, Inc. (a)	4,599,342
100,000	A.M. Castle & Co. (a)	729,000
110,000	American Railcar Industries, Inc. (a)	3,347,300
225,000	China Gerui Advanced Materials Group Ltd.
	(Acquired 6/1/10, Cost $1,282,500) (a)(b)	508,500
494,029	China Gerui Advanced Materials Group Ltd. (a)	1,116,505
211,200	Courier Corp.	2,348,544
175,000	Douglas Dynamics, Inc.	2,339,750
543,308	Federal Signal Corp. (a)	3,080,556
115,000	Global Power Equipment Group, Inc. (a)	2,363,250
100,000	L.B. Foster Co.	2,959,000
184,324	LMI Aerospace, Inc. (a)	3,323,362
265,000	Manitex International, Inc. (a)	2,194,200
158,800	Northern Technologies International Corp. (a)	1,596,734
74,000	Northwest Pipe Co. (a)	1,801,900
		32,307,943
	Telecommunications - 3.31%
730,000	Gilat Satellite Networks Ltd. (a)	1,839,600
300,000	Globecomm Systems, Inc. (a)	3,054,000
238,000	Oplink Communications, Inc. (a)	3,155,880
342,000	Seachange International, Inc. (a)	2,588,940
		10,638,420
	Transportation - 3.13%
628,700	Grupo TMM S.A. - ADR (a)	723,005
530,000	Republic Airways Holdings, Inc. (a)	2,411,500
420,000	Scorpio Tankers, Inc. (a)	2,524,200
2,000,000	Star Bulk Carriers Corp.	1,042,800
310,000	StealthGas, Inc. (a)	1,838,300
359,164	USA Truck, Inc. (a)	1,504,897
		10,044,702

	TOTAL COMMON STOCKS (Cost $295,476,714)	$298,340,844

Shares	REAL ESTATE INVESTMENT TRUSTS - 1.85%	Value
250,000	Monmouth Real Estate Investment Corp. - Class A	$2,785,000
230,000	Whitestone Real Estate Investment Trust	3,139,500
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,111,506)	$5,924,500

Contracts	WARRANTS - 0.00%	Value
	Oil & Gas - 0.00%
59,555	Magnum Hunter Resources Corp. Warrant
	(Acquired 8/29/2011, Cost $0)
	Expiration: 10/14/2013, Exercise Price $10.50 (a)(b)(c)	$-
	TOTAL WARRANTS (Cost $0)	$-

	RIGHTS - 0.00%	Value
	Oil & Gas - 0.00%
305,000	Sino Clean Energy, Inc. (c)(d)	$-
	TOTAL RIGHTS (Cost $0)	$-

Shares	SHORT TERM INVESTMENTS - 4.19%				Value
13,433,492	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.10%				$13,433,492
	TOTAL SHORT TERM INVESTMENTS (Cost $13,433,492)				$13,433,492

	Total Investments (Cost $313,021,712)				$317,698,836
	Other Assets in Excess of Liabilities - 0.82%				2,632,417
	TOTAL NET ASSETS - 100.00%				$320,331,253

	Percentages are stated as a percent of net assets.

	ADR - American Depository Receipt
	(a) Non-income producing security.
		(b) Restricted under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration,
		normally to qualified institutional buyers. At July 31, 2012, the value of restricted securities amounted to $2,429,750
	or 0.76% of Net Assets.
		(c) The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of
	Directors. These securities represent $0 or 0.00% of the Fund's Net Assets.
	(d) Contingent Value Right. See Note 3 of the Notes to the Schedule of Investments.

	Notes to the Schedule of Investments

	1. Federal Income Tax Matters

	The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

	Cost of investments	$313,021,712

	Gross unrealized appreciation	66,141,594
	Gross unrealized depreciation	(61,464,470)
	Net unrealized appreciation	$4,677,124

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

	2. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Fund’s investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Fund’s advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Fund’s fair value procedures allow for the use of certain methods performed by the Fund’s advisor to value those securities for which market quotations are not readily available, at a price that the Fund might reasonably expect to receive upon a sale of such securities. These methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

General Accepted Accounting Principles ("GAAP") establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the
	three broad levels listed below:

	• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The
	following is a summary of the inputs used to value the Fund's net assets as of July 31, 2012:

	Description	Level 1	Level 2	Level 3	Total

	Investments in Securities

Common Stocks
	Consumer Discretionary	$27,714,485	$ -	$ -	$27,714,485
	Consumer Staples	12,127,812	-	-	12,127,812
	Energy	37,389,021	-	-	37,389,021
	Financials	18,297,108	-	-	18,297,108
	Health Care	20,028,907	-	-	20,028,907

Industrials	83,613,452	1,735,275	-	85,348,727
Information Technology	72,074,943	2,275,994	-	74,350,937
Materials	21,487,113	1,596,734	-	23,083,847
Total Common Stocks	292,732,841	5,608,003	-	298,340,844
Real Estate Investment Trusts	5,924,500	-	-	5,924,500
Short-Term Investments	13,433,492	-	-	13,433,492
Total Investments in Securities	$312,090,833	$ 5,608,003	$ -	$317,698,836

Transfers into Level 1	$-
Transfers out of level 1	(5,608,003)
Net transfers in (out of) Level 1	$(5,608,003)

Transfers into Level 2	$5,608,003
Transfers out of Level 2	-
Net Transfers in (out of) Level 2	$5,608,003

The securities transferred from Level 1 to Level 2 due to the securities not trading on the last day of the reporting period. Transfers between levels are recognized at the end of the reporting period.

3. Contingent Value Right

A Contingent Value Right ("CVR") grants shareholders the right to realize the proceeds from a specified event. Proceeds are contingent upon an outcome of the specified event. Proceeds from these rights are contingent upon a favorable lawsuit ruling or settlement relating to a complaint filed by Sino Clean Energy.
If a favorable ruling or settlement occurs, shareholders are entitled to 90% of the lawsuit proceeds, if any, less certain legal and other expenses that will be deducted from such proceeds. The CVRs expire upon the entry of a final, non-appealable judgment or settlement in the underlying lawsuit.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt MicroCap Opportunities Fund, Inc.

By (Signature and Title) /s/ Michael J. Corbett
                                                Michael J. Corbett, President

Date  September 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael J. Corbett
                                                   Michael J. Corbett, President

Date September 21, 2012

By (Signature and Title)* /s/ Mark J. Buh
                                                   Mark J. Buh, Treasurer

Date September 21, 2012

* Print the name and title of each signing officer under his or her signature.